Pensions and other post-employment benefits - Weighted average duration (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15 years	18 years
Post retirement obligations
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	16 years